UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  03-31-2004
                                                ----------------------------

Check here if Amendment [  ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Cooper Hill Partners, L.L.C.
           --------------------------------------------------
Address:   767 Third Avenue, 22nd Floor
           --------------------------------------------------
           New York, New York 10017
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:      028-05381
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeffrey Casdin
           --------------------------------------------------
Title:     Managing Member
           --------------------------------------------------
Phone:     212-351-1945
           --------------------------------------------------

Signature, Place, and Date of Signing:

                     			   New York, New York          5/17/04
       ------------------------   ------------------------------  ----------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                   Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        31
                                               -------------

Form 13F Information Table Value Total:       $750,650
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report.     NONE
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 FORM 13F INFORMATION TABLE

      NAME OF         TITLE OF  CUSIP       VALUE    SHARES/  SH/ PUT/ INVSMT   OTHER    VOTING AUTHORITY
      ISSUER           CLASS               x($1000) PRN AMT  PRN CALL DISCRETN MGRS    SOLE   SHARED   NONE
-----------------------------------------------------------------------------------------------------------
ABGENIX INC           COMMON    00339B107    22543  1692400   SH         SOLE         1692400    0        0
-----------------------------------------------------------------------------------------------------------
AMYLIN                COMMON    032346108    62847  2652900   SH         SOLE         2652900    0        0
 PHARMACEUTICALS INC
-----------------------------------------------------------------------------------------------------------
BIOGEN IDEC INC       COMMON    09062X103    46192   830800   SH         SOLE          830800    0        0
-----------------------------------------------------------------------------------------------------------
BOSTON SCIENCTIFIC    COMMON    101137107    44109  1040800   SH         SOLE         1040800    0        0
 CORP
-----------------------------------------------------------------------------------------------------------
CURAGEN CORP          COMMON    23126R101    14872  2383372   SH         SOLE         2383372    0        0
-----------------------------------------------------------------------------------------------------------
CYTOGEN INC           COMMON    232824300    21250  1717903   SH         SOLE         1717903    0        0
-----------------------------------------------------------------------------------------------------------
DUSA                  COMMON    266898105    23876  2231400   SH         SOLE         2231400    0        0
 PHARMACEUTICALS INC
-----------------------------------------------------------------------------------------------------------
ELI LILLY & CO 	    COMMON    532457108    40394   603800   SH         SOLE          603800    0        0
-----------------------------------------------------------------------------------------------------------
FOREST LABORATORIES   COMMON    345838106    39677   554000   SH         SOLE          554000    0        0
INC
-----------------------------------------------------------------------------------------------------------
GENENTECH INC         COMMON    368710406    12190   115200   SH         SOLE          115200    0        0
-----------------------------------------------------------------------------------------------------------
GENESIS HEALTHCARE    COMMON    37184D101     8414   345556   SH         SOLE          345556    0        0
	CORP
-----------------------------------------------------------------------------------------------------------
GILEAD SCIENCES INC   COMMON    375558103    39120   705503   SH         SOLE          705503    0        0
-----------------------------------------------------------------------------------------------------------
GUIDANT CORPORATION   COMMON    401698105    34860   550100   SH         SOLE          550100    0        0
-----------------------------------------------------------------------------------------------------------
IDX SYS CORP          COMMON    449491109    79217  2289500   SH         SOLE         2289500    0        0
-----------------------------------------------------------------------------------------------------------
ILLUMINA INC          COMMON    452327109     3840   511942   SH         SOLE          511942    0        0
-----------------------------------------------------------------------------------------------------------
INCYTE CORP           COMMON    45337C102     9046  1088600   SH         SOLE         1088600    0        0
-----------------------------------------------------------------------------------------------------------
INSPIRE               COMMON    457733103    23957  1860000   SH         SOLE         1860000    0        0
 PHARMACEUTICALS INC
-----------------------------------------------------------------------------------------------------------
ISTA PHARMACEUTCIALS  COMMON    45031X204    17765  1380320   SH         SOLE         1380320    0        0
-----------------------------------------------------------------------------------------------------------
KINDRED HEALTHCARE    COMMON    494580103    12827   255000   SH         SOLE          255000    0        0
	INC
-----------------------------------------------------------------------------------------------------------
MAGELLAN HEALTH       COMMON    559079207     7834   278800   SH         SOLE          278800    0        0
 SERVICES INC
-----------------------------------------------------------------------------------------------------------
NUVELO INC            COMMON    67072M103    29019  2314089   SH         SOLE         2314089    0        0
-----------------------------------------------------------------------------------------------------------
OSI PHARMACEUTICALS   COMMON    671040103    17695   460800   SH         SOLE          460800    0        0
 INC
-----------------------------------------------------------------------------------------------------------
PHOTOMEDEX INC        COMMON    719358103     4707  1749706   SH         SOLE         1749706    0        0
-----------------------------------------------------------------------------------------------------------
ST JUDE MED INC       COMMON    790849103    40549   562400   SH         SOLE          562400    0        0
-----------------------------------------------------------------------------------------------------------
SUPERGEN INC          COMMON    868059106    15169  1185100   SH         SOLE         1185100    0        0
-----------------------------------------------------------------------------------------------------------
TANOX INC             COMMON    87588Q109     6317   424223   SH         SOLE          424223    0        0
-----------------------------------------------------------------------------------------------------------
VARIAN MED            COMMON    92220P105    37346   432700   SH         SOLE          432700    0        0
 SYS INC
-----------------------------------------------------------------------------------------------------------
VICURON               COMMON    926471103    12467   548000   SH         SOLE          548000    0        0
 PHARMACEUTICALS INC
-----------------------------------------------------------------------------------------------------------
ZYMOGENETICS INC      COMMON    98985T109    19815  1281700   SH         SOLE         1281700    0        0
 INC
-----------------------------------------------------------------------------------------------------------
OSI PHARMACEUTICALS   COMMON    671040903     2281     4608   CALL       SOLE               0    0     4608
 INC
-----------------------------------------------------------------------------------------------------------
SUPERGEN INC          COMMON    868059906      454     4000   CALL       SOLE               0    0     4000
 INC
-----------------------------------------------------------------------------------------------------------

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